Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Large Cap Equity Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 36	0.67%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
Net Assets	$ 3,339,539,761
Holdings Count | Holding	54
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,339,539,761
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
Top Holdings
Microsoft Corp.	8.6%
NVIDIA Corp.	7.4%
Apple, Inc.	6.0%
Alphabet, Inc., Class C	5.9%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc., Class A	3.5%
Eli Lilly & Co.	2.8%
MasterCard, Inc., Class A	2.6%
Bank of America Corp.	2.5%
Exxon Mobil Corp.	2.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	8.6%
NVIDIA Corp.	7.4%
Apple, Inc.	6.0%
Alphabet, Inc., Class C	5.9%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc., Class A	3.5%
Eli Lilly & Co.	2.8%
MasterCard, Inc., Class A	2.6%
Bank of America Corp.	2.5%
Exxon Mobil Corp.	2.4%

Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Large Cap Equity Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 49	0.92%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%
Net Assets	$ 3,339,539,761
Holdings Count | Holding	54
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,339,539,761
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
Top Holdings
Microsoft Corp.	8.6%
NVIDIA Corp.	7.4%
Apple, Inc.	6.0%
Alphabet, Inc., Class C	5.9%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc., Class A	3.5%
Eli Lilly & Co.	2.8%
MasterCard, Inc., Class A	2.6%
Bank of America Corp.	2.5%
Exxon Mobil Corp.	2.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	8.6%
NVIDIA Corp.	7.4%
Apple, Inc.	6.0%
Alphabet, Inc., Class C	5.9%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc., Class A	3.5%
Eli Lilly & Co.	2.8%
MasterCard, Inc., Class A	2.6%
Bank of America Corp.	2.5%
Exxon Mobil Corp.	2.4%